Premises and Equipment, Net	12 Months Ended
Mar. 31, 2012
Premises and Equipment, Net:
Premises and Equipment, Net

(5)	Premises and Equipment, Net

Premises and equipment, net, at March 31 are summarized as follows:

	2012	2011

Land	$5,471,503	$5,471,503
Buildings And Improvements	17,570,577	17,592,015
Furniture And Equipment	11,180,104	10,756,795
Construction In Progress	83,749	97,463
	34,305,933	33,917,776
Less Accumulated Depreciation	(15,579,634)	(14,117,160)

Total Premises And Equipment, Net	$18,726,299	$19,800,616

Depreciation expense for the years ended March 31, 2012, 2011, and 2010 was $1.5 million, $1.5 million, and $1.6 million, respectively. The Bank has entered into non-cancelable operating leases related to buildings and land.  At March 31, 2012, future minimum payments under non-cancelable operating leases with initial or remaining terms of one year or more are as follows (by fiscal year):

2013	$406,798
2014	413,811
2015	413,811
2016	326,835
2017	242,288
Thereafter	1,322,167
$3,125,710

Total rental expense amounted to $401,000, $434,000, and $434,000 for the years ended March 31, 2012, 2011 and 2010, respectively.  Four lease agreements with monthly expenses of $6,179, $800, $7,792, and $9,075 have multiple renewal options totaling 30, 10, 40, and 10 years, respectively.